CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation (in Dollars)	$ 1,883,803	$ 1,434,614	$ 868,200
Intangible assets, accumulated amortization (in Dollars)	444,575	358,403	242,389
Convertible notes payable - Long Term, discount (in Dollars)	$ 0	$ 0	$ 2,238,730
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	128,158,082	127,221,416	126,521,416
Common stock, shares outstanding	128,158,082	127,221,416	126,521,416
Notes payable, discount (in Dollars)	$ 1,876,208	$ 0